Fair Value (Tables)	6 Months Ended
Feb. 28, 2021
Fair Value [Abstract]
Carrying Values And Estimated Fair Values
	February 28, 2021		August 31, 2020
	Carryingvalue	Estimatedfair value	Carryingvalue	Estimatedfair value
Liabilities
Long-term debt (including current portion)(1)	4,549	5,378	4,548	5,613

Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.